 As filed with the Securities and Exchange Commission on May 11, 2020

File No. 333-08045
File No. 811-07705

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT

Under the SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 38	☒
and/or

REGISTRATION STATEMENT

Under the INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 40	☒
(Check appropriate box or boxes)

Virtus Asset Trust

(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: 888-784-3863

101 Munson Street
Greenfield, Massachusetts 01301
(Address of Principal Executive Offices)

Kevin J. Carr, Esq.
Vice President and Senior Counsel
Virtus Investment Partners, Inc.
100 Pearl St.
Hartford, Connecticut 06103
(Name and Address of Agent for Service)

Copies of All Correspondence to:
David C. Mahaffey, Esq.
Sullivan & Worcester LLP
1666 K Street, N.W.
Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on _____________ pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _____________ or at such later date as the Commission shall order pursuant to paragraph (a)(2)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 38 relates to the following series:

Virtus Ceredex Large-Cap Value Equity Fund
Virtus Ceredex Mid-Cap Value Equity Fund
Virtus Ceredex Small-Cap Value Equity Fund
Virtus SGA International Growth Fund
Virtus Seix Core Bond Fund
Virtus Seix Corporate Bond Fund
Virtus Seix Floating Rate High Income Fund
Virtus Seix High Grade Municipal Bond Fund
Virtus Seix High Income Fund
Virtus Seix High Yield Fund
Virtus Seix Investment Grade Tax-Exempt Bond Fund
Virtus Seix Short-Term Bond Fund
Virtus Seix Short-Term Municipal Bond Fund
Virtus Seix Total Return Bond Fund
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Virtus Seix U.S. Mortgage Fund
Virtus Seix Ultra-Short Bond Fund
Virtus Silvant Large-Cap Growth Stock Fund
Virtus Silvant Small-Cap Growth Stock Fund
Virtus Zevenbergen Innovative Growth Stock Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness for this registration statement under Rule 485(b) of the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 11th day of May, 2020.

VIRTUS ASSET TRUST

By:	/s/ George R. Aylward
George R. Aylward
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 11th day of May, 2020.

Signature	Title

/s/ George R. Aylward
George R. Aylward	Trustee and President (principal executive officer)

/s/ W. Patrick Bradley
W. Patrick Bradley	Chief Financial Officer and Treasurer (principal financial and accounting officer)
*
Thomas J. Brown	Trustee

*
Donald C. Burke	Trustee

*
Sidney E. Harris	Trustee

*
John R. Mallin	Trustee

*
Hassell H. McClellan	Trustee

*
Connie D. McDaniel	Trustee

*
Philip R. McLoughlin	Trustee and Chairman

*
Geraldine M. McNamara	Trustee

*
James M. Oates	Trustee

*
Richard E. Segerson	Trustee

*
R. Keith Walton	Trustee

*
Brian T. Zino	Trustee

*By:
/s/ George R. Aylward
*George R. Aylward, Attorney-in-Fact, pursuant to a power of attorney

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase